Dispositions and Assets Held-for-Sale (Schedule of Significant Operating and Investing Noncash Items) (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Amortization expense	$ (2,069,000)	$ (539,000)	$ (959,000)	$ (10,577,000)	$ (25,704,000)
Discontinued Operations [Member]
Depreciation				15,000	967,000
Amortization expense				(8,505,000)	(21,387,000)
Significant operating noncash items:
Significant operating noncash items				$ (382,637,000)	$ 182,794,000
Significant investing noncash items:
Significant investing noncash items
Discontinued opertaions additional information, total				$ (391,127,000)	$ 162,374,000